Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
SonicShares Global Shipping ETF
Shareholder Report [Line Items]
Fund Name	SonicShares™ Global Shipping ETF
Class Name	SonicShares™ Global Shipping ETF
Trading Symbol	BOAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SonicShares™ Global Shipping ETF (the "Fund") for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.sonicshares.com/boat. You can also request this information by contacting us at (833) 378-0717 or by contacting the Fund at SonicShares™ Global Shipping ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(833) 378-0717
Additional Information Website	www.sonicshares.com/boat
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SonicShares™ Global Shipping ETF	$69	0.69%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund returned -0.12% for the fiscal year ended March 31, 2025 as compared to 8.25% for the S&P 500® Total Return Index (the ''S&P 500®''). Sector allocations had a negative affect on the portfolio’s performance as the Energy sector was stagnant during this period. During the fiscal year uncertainty in global trade dynamics created a tense environment for the shipping industry.

What Factors Influenced Performance?

From a sector perspective, based on performance attribution to the overall portfolio, Industrials was the leading contributor, while Energy was the leading detractor. The Fund was helped by holding SITC International Holdings Co. Ltd, Cosco Shipping Holdings, and AP Moller-Maersk AS – Class B. Although holdings in Scorpio Tankers Inc., International Seaways, Inc., and Star Bulk Carriers Corp. hurt the Fund performance. The regime changes in the U.S. after the November 2024 Presidential election created global volatility in trade, negatively impacting the shipping industry as a whole.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended March 31, 2024	1 Year	Since Inception (8/3/2021)
SonicShares Global Shipping ETF	-0.12%	14.00%
Solactive Global Shipping NTR Index	0.63%	12.56%
S&P 500® Total Return Index	8.25%	8.37%

Performance Inception Date	Aug. 03, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.sonicshares.com/boat for more recent performance information.
Net Assets	$ 32,190,000
Holdings Count | Holdings	52
Advisory Fees Paid, Amount	$ 305,749
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Size (Thousands)	$32,190
Number of Holdings	52
Total Advisory Fee Paid	$305,749
Annual Portfolio Turnover	30%

Holdings [Text Block]	What did the Fund invest in? (as of March 31, 2025) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
Orient Overseas International Ltd.	6.3
HMM Co. Ltd.	5.7
Mitsui OSK Lines Ltd.	5.6
Kawasaki Kisen Kaisha Ltd.	5.4
SITC International Holdings Co. Ltd.	5.1
AP Moller - Maersk AS - Class B	4.8
COSCO SHIPPING Holdings Co. Ltd. - Class H	4.8
Matson, Inc.	4.6
Frontline PLC	4.1
Hafnia Ltd	3.9

Material Fund Change [Text Block]	How has the Fund changed? There were no material changes during the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with accountants during the reporting period.